Net Loss Per Share Attributable to Common Stockholders (Tables)	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss per Share Attributable to Common Stockholders
The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except per share amounts):

	Year Ended December 31,
	2018	2019	2020
Numerator:
Net loss	$(64,677)	$(51,714)	$(57,485)
Deemed dividend to preferred stockholders	(491)	—	—
Net loss attributable to common stockholders	$(65,168)	$(51,714)	$(57,485)
Denominator:
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	27,150	29,138	29,896
Net loss per share attributable to common stockholders, basic and diluted	$(2.40)	$(1.77)	$(1.92)
The following table sets forth the computation of basic and diluted net loss per common share attributable to common stockholders (in thousands, except share and per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Numerator:
Net loss	$(84,536)	$(10,359)	$(97,933)	$(48,983)
Denominator:
Weighted-average shares used to compute basic and diluted net loss per share	116,597	30,008	59,825	29,834
Net loss per common share - basic and diluted	$(0.73)	$(0.35)	$(1.64)	$(1.64)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following potentially dilutive shares were not included in the calculation of diluted shares outstanding for the periods presented as the effect would have been anti-dilutive (in thousands):

	Year Ended December 31,
	2018	2019	2020
Redeemable convertible preferred stock	90,305	90,805	90,814
Outstanding stock options	20,578	24,911	24,700
Outstanding common stock warrants	674	790	1,118
Total	111,557	116,506	116,632
The following potentially dilutive shares were not included in the calculation of diluted shares outstanding for the periods presented as the effect would have been anti-dilutive (in thousands):

	September 30,
	2021	2020
Redeemable convertible preferred stock	—	90,814
Outstanding stock options	19,955	25,481
Outstanding common stock warrants	—	1,118
Private Warrants	2,574	—
Public Warrants	5,500	—
Sponsor Earnout Shares	492	—
Total	28,521	117,413